STOCK-BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Number of Common Stock Options
Beginning balance (in shares)	18,915,358	20,452,155	20,452,155
Granted (in shares)	0	0
Exercised (in shares)	150,000	0
Forfeited (in shares)	(439,085)	(987,941)
Ending balance (in shares)	18,626,273	19,464,214	18,915,358	20,452,155
Exercisable (in shares)	7,394,683	5,220,895
Vested and expected to vest (in shares)	18,626,273	19,464,214
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 9.10	$ 9.50	$ 9.50
Granted (in dollars per share)	0	0
Exercised (in dollars per share)	0.68	0
Forfeited (in dollars per share)	5.39	5.39
Ending balance (in dollars per share)	9.22	9.24	$ 9.10	$ 9.50
Exercisable (in dollars per share)	6.08	4.44
Vested and expected to vest (in dollars per share)	$ 9.22	$ 9.24
Weighted Average Remaining Contractual Life (in years)
Outstanding (in years)	6 years 9 months 18 days	7 years 9 months 18 days	7 years 3 months 18 days	8 years 3 months 18 days
Exercisable (in years)	5 years 8 months 12 days	7 years 2 months 12 days
Vested and expected to vest (in years)	6 years 9 months 18 days	7 years 9 months 18 days
Aggregate intrinsic Value (in thousands)
Outstanding	$ 2,054	$ 24,812	$ 47,792	$ 39,118
Exercisable	2,054	17,187
Vested and expected to vest	$ 2,054	$ 24,812